UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Short-Term Bond Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Western Asset Short-Term Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, declined 0.10% during the six months ended June 30, 2015.

Performance review

For the six months ended June 30, 2015, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 0.57%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Indexvi, returned 0.69% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1 returned 0.68% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 307 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Short-Term Bond Fund

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	0.57%
Class C	0.19%
Class C1♦	0.43%
Class R	0.45%
Class I	0.72%
Class IS	0.74%
Citigroup Treasury/Government Sponsored/ Credit 1-3 Year Index	0.69%
Lipper Short Investment Grade Debt Funds Category Average[1]	0.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2015 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.67%, -0.07%, 0.38%, 0.41%, 0.95% and 0.99%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.79%, 1.61%, 1.05%, 1.19%, 0.49% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.60% for Class C shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 307 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	V

Investment commentary (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

VI	Western Asset Short-Term Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.57%	$1,000.00	$1,005.70	0.78%	$3.88	Class A	5.00%	$1,000.00	$1,020.93	0.78%	$3.91
Class C	0.19	1,000.00	1,001.90	1.54	7.64	Class C	5.00	1,000.00	1,017.16	1.54	7.70
Class C1	0.43	1,000.00	1,004.30	1.06	5.27	Class C1	5.00	1,000.00	1,019.54	1.06	5.31
Class R	0.45	1,000.00	1,004.50	1.03	5.12	Class R	5.00	1,000.00	1,019.69	1.03	5.16
Class I	0.72	1,000.00	1,007.20	0.48	2.39	Class I	5.00	1,000.00	1,022.41	0.48	2.41
Class IS	0.74	1,000.00	1,007.40	0.45	2.24	Class IS	5.00	1,000.00	1,022.56	0.45	2.26

2	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

4	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 55.0%
Consumer Discretionary — 4.3%
Automobiles — 2.6%
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	$1,990,000	$1,987,781	(a)
Daimler Finance NA LLC, Senior Notes	1.138%	8/1/18	4,100,000	4,137,913	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.209%	11/4/19	1,900,000	1,895,510	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,592,032
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,702,017
Hyundai Capital America, Senior Notes	1.625%	10/2/15	1,150,000	1,151,475	(a)
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,685,265	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.833%	3/3/17	1,690,000	1,696,850	(a)(b)
Total Automobiles				17,848,843
Household Durables — 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	471,575
Internet & Catalog Retail — 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,525,515
Media — 0.8%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	934,231
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,200,482
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,765,590
Walt Disney Co., Senior Notes	0.450%	12/1/15	1,010,000	1,009,692
Total Media				5,909,995
Specialty Retail — 0.3%
Lowe’s Cos. Inc., Senior Notes	0.702%	9/10/19	1,850,000	1,853,252	(b)
Total Consumer Discretionary				29,609,180
Consumer Staples — 4.9%
Beverages — 1.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	0.800%	7/15/15	2,430,000	2,430,277
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,063,256
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,740,447
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,346,196	(a)
Total Beverages				12,580,176
Food & Staples Retailing — 1.2%
Costco Wholesale Corp., Senior Notes	0.650%	12/7/15	790,000	790,451
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,115,446
Kroger Co., Senior Notes	3.900%	10/1/15	80,000	80,614
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	501,112
Sysco Corp., Senior Notes	1.450%	10/2/17	1,940,000	1,959,400
Wal-Mart Stores Inc., Senior Notes	0.600%	4/11/16	2,120,000	2,121,026
Total Food & Staples Retailing				8,568,049

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 1.2%
JM Smucker Co., Senior Notes	2.500%	3/15/20	$1,770,000	$1,761,674	(a)
Kraft Foods Group Inc., Senior Notes	6.125%	8/23/18	1,200,000	1,342,820
Mondelez International Inc., Senior Notes	4.125%	2/9/16	2,331,000	2,375,632
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	541,555	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,544,227	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	458,653	(a)
Total Food Products				8,024,561
Tobacco — 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	238,712
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,044,331
R.J. Reynolds Tobacco Co., Senior Notes	8.125%	6/23/19	740,000	877,420
Reynolds American Inc., Senior Notes	3.250%	6/12/20	2,380,000	2,413,441
Total Tobacco				4,573,904
Total Consumer Staples				33,746,690
Energy — 5.2%
Energy Equipment & Services — 0.4%
Cameron International Corp., Senior Notes	1.150%	12/15/16	620,000	616,603
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,290,000	1,277,346	(a)
Transocean Inc., Senior Notes	3.000%	10/15/17	1,100,000	1,069,750
Total Energy Equipment & Services				2,963,699
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,410,000	1,548,141
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	190,000	191,284
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,394,498
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	943,307
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,765,937
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,337,538
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,061,261
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,299,598
Petrobras Global Finance BV, Senior Notes	3.875%	1/27/16	2,630,000	2,644,518
Petroleos Mexicanos, Senior Notes	2.295%	7/18/18	3,380,000	3,454,022	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	91,080
Shell International Finance BV, Senior Notes	0.729%	5/11/20	3,550,000	3,538,970	(b)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.191%	4/10/19	1,870,000	1,868,261	(a)(b)
Total Capital International SA, Senior Notes	0.750%	1/25/16	3,250,000	3,255,284
TransCanada PipeLines Ltd., Senior Notes	0.953%	6/30/16	3,070,000	3,073,181	(b)
Total Oil, Gas & Consumable Fuels				32,466,880
Total Energy				35,430,579

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 25.9%
Banks — 17.7%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	$1,600,000	$1,637,546
Abbey National Treasury Services PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,963,184
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,401,520	(a)
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	310,000	311,163	(a)
Australia & New Zealand Banking Group Ltd., Senior Notes	0.900%	2/12/16	2,410,000	2,415,116
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,107,908
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,055,100
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	700,000	727,031
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,875,287
Bank of Nova Scotia, Secured Bonds	1.650%	10/29/15	3,260,000	3,272,789	(a)
Bank of Nova Scotia, Senior Notes	0.795%	7/15/16	3,140,000	3,152,767	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,086,308	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	479,238	(a)
BNP Paribas SA, Senior Notes	0.878%	12/12/16	950,000	952,186	(b)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,937,497
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,032,430
Citigroup Inc., Senior Bonds	0.967%	4/27/18	5,030,000	5,018,139	(b)
Citigroup Inc., Senior Notes	6.000%	8/15/17	6,120,000	6,659,980
Citigroup Inc., Senior Notes	6.125%	11/21/17	2,000,000	2,201,174
Citigroup Inc., Senior Notes	1.044%	4/8/19	1,440,000	1,438,132	(b)
Commonwealth Bank of Australia, Senior Notes	0.781%	9/20/16	1,900,000	1,907,336	(a)(b)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	1/19/17	3,690,000	3,812,943
Credit Agricole SA, Senior Notes	1.075%	4/15/19	1,460,000	1,471,814	(a)(b)
Credit Agricole SA, Senior Notes	1.252%	6/10/20	3,620,000	3,622,244	(a)(b)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	2,480,000	2,522,802	(a)
Export-Import Bank of Korea, Senior Bonds	1.133%	9/17/16	750,000	753,150	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,533,529	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,346,810
HSBC USA Inc., Senior Notes	1.162%	9/24/18	1,990,000	1,999,628	(b)
HSBC USA Inc., Senior Notes	0.887%	11/13/19	3,140,000	3,131,108	(b)
ING Bank NV, Secured Bonds	2.500%	1/14/16	3,060,000	3,090,634	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,331,575	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,897,946
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	350,389
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	657,937
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,954,295	(a)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	$3,360,000	$3,349,308
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	1,190,000	1,191,292
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,840,000	1,878,655	(a)
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,455,305
Royal Bank of Canada, Senior Notes	0.816%	3/15/19	830,000	831,581	(b)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	1,190,000	1,190,721
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	2,130,000	2,168,395	(a)
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,456,469	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	930,000	931,086	(a)
Svenska Handelsbanken AB, Senior Notes	0.773%	6/17/19	1,580,000	1,580,751	(b)
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,863,183
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,319,840
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,812,040
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/10/15	2,580,000	2,554,200	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,870,000	1,921,193
Wells Fargo & Co., Senior Notes	0.958%	1/30/20	1,860,000	1,852,897	(b)
Westpac Banking Corp., Senior Notes	0.712%	5/25/18	2,980,000	2,982,119	(b)
Westpac Banking Corp., Senior Notes	1.018%	7/30/18	2,250,000	2,259,848	(b)
Total Banks				120,707,518
Capital Markets — 3.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,915,625
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,780,000	1,808,751	(a)
Credit Suisse NY, Senior Notes	0.969%	1/29/18	2,730,000	2,726,126	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,456,201
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,306,330
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	844,210
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,087,382
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/10/15	3,190,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,889,450	(a)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,236,732
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,770,931
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,095,523
UBS AG Stamford CT, Subordinated Notes	5.875%	7/15/16	1,700,000	1,775,342
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	279,704
Total Capital Markets				26,192,307

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — 1.0%
American Express Co., Senior Notes	0.874%	5/22/18	$60,000	$59,855	(b)
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,041,756
American Honda Finance Corp., Notes	1.000%	8/11/15	1,300,000	1,300,870	(a)
PACCAR Financial Corp., Senior Notes	0.800%	2/8/16	850,000	851,316
Toyota Motor Credit Corp., Senior Notes	0.875%	7/17/15	450,000	450,088
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,253,124
Total Consumer Finance				6,957,009
Diversified Financial Services — 1.5%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	2,860,000	2,874,549	(a)
General Electric Capital Corp., Senior Notes	2.450%	3/15/17	5,080,000	5,200,406
Private Export Funding Corp., Notes	4.950%	11/15/15	2,060,000	2,096,730
Total Diversified Financial Services				10,171,685
Insurance — 1.3%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,263,776
Metropolitan Life Global Funding I, Secured Notes	0.651%	4/10/17	5,260,000	5,278,936	(a)(b)
Prudential Financial Inc., Senior Notes	1.054%	8/15/18	2,350,000	2,366,911	(b)
Total Insurance				8,909,623
Real Estate Investment Trusts (REITs) — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,060,144	(a)
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	800,000	820,104
Total Financials				176,818,390
Health Care — 4.7%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	0.884%	5/22/19	2,170,000	2,173,572	(b)
Health Care Equipment & Supplies — 0.8%
Baxter International Inc., Senior Notes	0.950%	6/1/16	1,500,000	1,497,552
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,371,699
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,547,103	(a)
Total Health Care Equipment & Supplies				5,416,354
Health Care Providers & Services — 0.7%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	712,145
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,888,293
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,146,925
Total Health Care Providers & Services				4,747,363

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	2.250%	8/15/16	$270,000	$272,813
Pharmaceuticals — 2.9%
AbbVie Inc., Senior Notes	1.200%	11/6/15	2,690,000	2,692,682
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,359,032
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,265,143
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	619,628	(a)
Merck & Co. Inc., Senior Notes	0.654%	2/10/20	3,390,000	3,376,074	(b)
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,261,138
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	1,240,000	1,242,326
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,094,915
Zoetis Inc., Senior Notes	1.150%	2/1/16	630,000	630,228
Total Pharmaceuticals				19,541,166
Total Health Care				32,151,268
Industrials — 1.8%
Aerospace & Defense — 0.7%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	1,040,000	1,039,611
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,869,979
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	988,872
Total Aerospace & Defense				4,898,462
Airlines — 0.3%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	439,625	459,100
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	165,721	181,564
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	807,239	857,692
Total Airlines				1,498,356
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	0.950%	11/2/15	2,800,000	2,802,041
Machinery — 0.4%
John Deere Capital Corp., Senior Notes	0.700%	9/4/15	230,000	230,014
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,588,203
Total Machinery				2,818,217
Total Industrials				12,017,076
Information Technology — 1.4%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	638,569

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
IT Services — 0.2%
International Business Machines Corp., Senior Notes	0.650%	2/12/19	$970,000	$973,580	(b)
Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,322,367
Software — 0.4%
Oracle Corp., Senior Notes	0.855%	1/15/19	2,960,000	2,978,053	(b)
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	0.450%	5/3/16	3,400,000	3,398,820
Total Information Technology				9,311,389
Materials — 2.6%
Chemicals — 0.4%
Dow Chemical Co., Notes	5.700%	5/15/18	18,000	19,936
Praxair Inc., Senior Notes	0.750%	2/21/16	3,000,000	3,003,126
Total Chemicals				3,023,062
Metals & Mining — 1.7%
Anglo American Capital PLC, Senior Notes	1.225%	4/15/16	1,090,000	1,087,650	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,517,510
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	721,335
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	148,948
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	138,179
Glencore Funding LLC, Senior Notes	2.125%	4/16/18	1,350,000	1,340,746	(a)
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,240,000	1,261,914
Rio Tinto Finance USA Ltd., Senior Notes	2.250%	9/20/16	1,100,000	1,116,534
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	1,030,000	1,090,115
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,310,000	1,420,092
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	800,569
Total Metals & Mining				11,643,592
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,160,243	(a)
Total Materials				17,826,897
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	0.800%	12/1/15	2,780,000	2,780,195
AT&T Inc., Senior Notes	0.900%	2/12/16	1,260,000	1,260,248
AT&T Inc., Senior Notes	1.209%	6/30/20	2,550,000	2,562,977	(b)
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,660,000	1,668,840
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,942,786
Verizon Communications Inc., Senior Notes	0.681%	6/9/17	3,550,000	3,543,180	(b)

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.036%	9/14/18	$1,320,000	$1,366,658	(b)
Total Diversified Telecommunication Services				15,124,884
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,541,082
Total Telecommunication Services				16,665,966
Utilities — 1.8%
Electric Utilities — 1.2%
Duke Energy Corp., Senior Notes	0.651%	4/3/17	1,400,000	1,401,824	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,112,857
Duke Energy Indiana Inc., Secured Bonds	0.626%	7/11/16	1,460,000	1,461,409	(b)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	649,476
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	959,008
Total Electric Utilities				8,584,574
Multi-Utilities — 0.6%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	2,900,000	2,894,681
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,082,322
Total Multi-Utilities				3,977,003
Total Utilities				12,561,577
Total Corporate Bonds & Notes (Cost — $377,619,980)				376,139,012
Asset-Backed Securities — 19.0%
Academic Loan Funding Trust, 2012-1A A1	0.987%	12/27/22	674,397	675,206	(a)(b)
Access Group Inc., 2005-B A2	0.507%	7/25/22	363,227	361,204	(b)
Adams Mill CLO Ltd., 2014-1A A2	1.705%	7/15/26	500,000	494,336	(a)(b)
Ally Master Owner Trust, 2014-5 A1	0.676%	10/15/19	4,720,000	4,732,329	(b)
Apidos CLO, 2015-20A A1	1.766%	1/16/27	1,750,000	1,751,925	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	1.936%	3/15/25	4,150,000	4,150,000	(a)(b)
ARI Fleet Lease Trust, 2012-A A	0.736%	3/15/20	220,928	220,912	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	1,000,000	997,006	(a)(b)
Asset Backed Securities Corp. Home Equity Loan Trust, 2004-HE8 M2	1.912%	12/25/34	1,724,040	1,543,616	(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.312%	5/25/32	180,471	175,914	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.012%	8/25/33	302,761	293,650	(b)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.161%	12/15/33	100,555	97,049	(b)
Atrium CDO Corp., 2005-A A1	0.526%	7/20/20	1,126,986	1,121,401	(a)(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-1A A	2.054%	8/20/16	966,667	967,889	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	1.227%	6/25/34	176,536	177,635	(b)
BlueMountain CLO Ltd., 2012-2A A1	1.594%	11/20/24	1,750,000	1,750,058	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	1.783%	4/13/27	3,500,000	3,504,550	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BMW Floorplan Master Owner Trust, 2012-1A A	0.586%	9/15/17	$1,870,000	$1,871,072	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.401%	12/26/19	1,260,952	1,258,899	(b)
Capital Auto Receivables Asset Trust, 2014-1 A2	0.960%	4/20/17	2,940,000	2,940,634
Carlyle Global Market Strategies, 2014-3A A1A	1.737%	7/27/26	1,750,000	1,750,597	(a)(b)
Cent CLO 19 Ltd., 2013-19A A1A	1.607%	10/29/25	2,000,000	1,978,638	(a)(b)
Cent CLO 21 Ltd., 2014-21A A1B	1.667%	7/27/26	2,000,000	1,994,000	(a)(b)
CenterPoint Energy Transition Bond Co., LLC, 2012-1 A1	0.901%	4/15/18	974,862	975,348
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.383%	5/9/18	3,440,000	3,438,942	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	44,627	45,893	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.387%	2/25/37	180,563	118,418	(a)(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	133,170	118,498	(b)
CWABS Revolving Home Equity Loan Trust, 2004-0 2A	0.466%	2/15/34	138,015	122,688	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.624%	4/15/21	3,720,000	3,732,216	(b)
Educational Funding of the South Inc., 2011-1 A2	0.927%	4/25/35	2,135,523	2,134,295	(b)
Ford Credit Auto Lease Trust, 2014-B A2B	0.346%	3/15/17	2,880,379	2,879,549	(b)
Ford Credit Auto Owner Trust, 2014-A A3	0.790%	5/15/18	1,980,000	1,979,909
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	5,200,000	5,200,528
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.536%	8/15/19	2,700,000	2,693,497	(b)
Galaxy CLO Ltd., 2015-19A A1A	1.812%	1/24/27	1,750,000	1,747,375	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.636%	3/15/21	3,400,000	3,393,625	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.437%	3/25/34	4,300,000	3,519,404	(b)
GSAMP Trust, 2006-SEA1 A	0.485%	5/25/36	101,297	100,469	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	2,520,000	2,521,525	(a)
Honda Auto Receivables Owner Trust, 2012-4 A4	0.660%	12/18/18	3,400,000	3,401,877
Honda Auto Receivables Owner Trust, 2013-2 A3	0.530%	2/16/17	56,613	56,615
Indymac Residential Asset-Backed Trust, 2005-D AI2	0.507%	3/25/36	1,822,230	1,500,083	(b)
Insurance Note Capital Term RLII, 2005-1R2A	0.516%	10/4/35	2,149,467	1,988,257	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A	1.763%	4/15/27	2,000,000	2,003,800	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	1.705%	7/15/26	250,000	249,702	(a)(b)
LCM Limited Partnership, 16A A	1.775%	7/15/26	500,000	500,000	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.447%	6/25/46	245,300	217,133	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.132%	8/27/29	1,288,272	1,299,442	(b)
Navient Student Loan Trust, 2015-3 A1	0.539%	7/25/30	3,380,000	3,376,794	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.524%	12/7/20	1,922,992	1,925,108	(b)
Nelnet Student Loan Trust, 2014-6A A	0.837%	11/25/47	1,879,697	1,871,410	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.745%	4/15/26	500,000	500,084	(a)(b)
NewMark Capital Funding, 2014-2A A1	1.697%	6/30/26	750,000	745,642	(a)(b)
Nissan Auto Receivables Owner Trust, 2013-A A3	0.500%	5/15/17	1,368,395	1,368,066

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nissan Master Owner Trust Receivables, 2015-A A1	0.586%	1/15/20	$2,050,000	$2,054,168	(b)
Ocean Trails CLO IV, 2013-4A X	1.277%	8/13/25	350,000	350,080	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.310%	8/25/33	162,635	144,925	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	14,615	13,450
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	194,765	201,142	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.575%	10/20/23	1,250,000	1,244,969	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.160%	12/25/33	48,452	45,950	(b)
SLM Student Loan Trust, 2003-04 A5A	1.036%	3/15/33	75,158	75,291	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.036%	12/15/25	710,000	709,115	(a)(b)
SLM Student Loan Trust, 2005-6 A6	0.417%	10/27/31	3,500,000	3,379,400	(b)
SLM Student Loan Trust, 2005-A A4	0.596%	12/15/38	3,790,000	3,404,210	(b)
SLM Student Loan Trust, 2006-2 B	0.497%	1/25/41	1,148,855	1,013,695	(b)
SLM Student Loan Trust, 2006-5 A5	0.387%	1/25/27	1,800,000	1,766,128	(b)
SLM Student Loan Trust, 2006-6 A2	0.357%	10/25/22	67,729	67,699	(b)
SLM Student Loan Trust, 2008-7 A4	1.177%	7/25/23	2,708,000	2,716,680	(b)
SLM Student Loan Trust, 2011-B A1	1.036%	12/16/24	49,078	49,195	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.586%	8/15/25	874,511	881,997	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.286%	12/15/21	219,078	219,403	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.786%	8/15/22	625,647	626,385	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	3,300,000	3,237,321	(a)
SMB Private Education Loan Trust, 2014-A A1	0.686%	9/15/21	4,545,945	4,543,174	(a)(b)
SMB Private Education Loan Trust, 2015-A A1	0.780%	7/17/23	2,705,077	2,708,683	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.635%	10/20/26	750,000	745,200	(a)(b)
Specialty Underwriting & Residential Finance, 2003-BC4 M1	1.087%	11/25/34	379,968	355,101	(b)
Structured Asset Securities Corp., 2004-SC1	8.283%	12/25/29	37,314	39,836	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	8.064%	5/25/31	2,682,769	2,361,229	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.327%	5/25/47	800,000	769,016	(b)
Trade Maps Ltd., 2013-1A A	0.885%	12/10/18	1,230,000	1,230,390	(a)(b)
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	355,679	369,425	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	17,552	18,012
Venture CDO Ltd., 2013-13A AX	1.476%	6/10/25	1,833,333	1,826,272	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	1,900,000	1,900,944	(a)(b)
Total Asset-Backed Securities (Cost — $129,299,872)				129,603,197
Collateralized Mortgage Obligations — 20.0%
American Home Mortgage Investment Trust, 2005-4 1A1	0.767%	11/25/45	713,500	617,725	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.637%	9/25/35	1,006,173	780,865	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	2.919%	12/20/34	206,645	117,744	(b)
Banc of America Funding Corp., 2005-E 4A1	2.699%	3/20/35	174,825	174,677	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Banc of America Funding Corp., 2006-D 1A1	0.357%	5/20/36	$521,820	$506,719	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.346%	9/29/36	2,110,863	1,960,570	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.581%	9/25/32	128,076	122,063	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	2.997%	4/25/33	330,446	259,862	(b)
Banc of America Mortgage Securities Inc., 2003-D	2.661%	5/25/33	24,478	24,509	(b)
Bear Stearns Alt-A Trust, 2004-9 3A1	2.507%	9/25/34	281,403	278,046	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.507%	1/25/47	598,247	437,886	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.626%	1/25/35	96,574	96,399	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.642%	2/25/37	145,182	145,748	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.487%	8/25/35	8,246	7,640	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.477%	10/25/35	128,894	118,353	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.387%	1/25/36	15,536	14,261	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.417%	7/25/36	61,495	55,872	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	927,223	926,127
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	2.776%	3/25/37	456,885	361,437	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,200,000	1,201,207	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	0.986%	3/15/29	1,170,000	1,169,532	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,397,865	1,400,014
Commercial Mortgage Trust, 2014-SAVA A	1.336%	6/15/34	260,000	259,405	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	1,782,807	1,830,511
Countrywide Alternative Loan Trust, 2004-33 1A1	2.749%	12/25/34	51,670	51,361	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.718%	12/25/34	58,015	57,278	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.487%	11/20/35	142,798	119,262	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.497%	11/25/35	449,785	378,181	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.487%	12/25/35	3,108,123	2,568,829	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.587%	9/25/37	3,205,252	2,122,483	(b)
Countrywide Home Loans, 2003-HYB3 6A1	2.741%	11/19/33	48,483	47,672	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.527%	6/25/35	87,265	69,312	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.587%	9/25/35	172,181	157,314	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.607%	7/25/36	66,540	60,995	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.420%	11/25/34	426,113	369,222	(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	2,291,517	1,442,226	(a)(b)
Del Coronado Trust, 2013-HDC A	0.986%	3/15/26	2,400,000	2,401,165	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.438%	3/19/45	232,105	213,509	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.734%	2/25/48	132,150	132,204	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.884%	12/29/45	1,698,939	1,703,533	(a)(b)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	$304,579	$335,836
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.536%	11/15/40	1,252,298	1,257,033	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4281 BA	1.250%	11/15/33	1,848,261	1,856,531
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	178,824	212,566	(b)
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.431%	5/25/18	2,969,485	2,976,525	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.625%	2/25/35	737,096	737,797	(b)
GE Business Loan Trust, 2006-1A C	0.606%	5/15/34	3,439,522	3,107,366	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.865%	2/20/60	309,873	313,190	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.735%	3/20/60	1,843,564	1,851,977	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.185%	5/20/60	2,277,070	2,329,186	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.512%	10/20/60	3,468,522	3,459,863	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.532%	8/20/58	4,132,363	4,132,099	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.632%	11/20/60	4,188,152	4,197,744	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.682%	1/20/61	403,275	405,570	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.682%	12/20/60	530,433	532,685	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.632%	2/20/61	813,088	814,891	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.682%	2/20/61	1,230,749	1,235,180	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.652%	8/20/61	2,175,999	2,182,559	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.682%	7/20/62	13,291,495	13,307,598	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.712%	10/20/62	489,634	491,445	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.702%	10/20/62	675,995	679,570	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.522%	12/20/62	8,705,511	8,677,392	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.582%	3/20/63	2,615,930	2,610,416	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.652%	6/20/63	879,092	881,903	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2013-H14 FD	0.652%	6/20/63	$354,235	$355,383	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.652%	5/20/63	329,893	330,940	(b)
GS Mortgage Securities Corp., 2015-2R C	1.025%	6/26/36	1,840,000	1,264,218	(a)(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	782,580	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.338%	6/25/34	1,163,325	1,101,299	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.537%	9/25/35	1,299,891	1,113,844	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	0.988%	11/19/34	155,923	120,536	(b)
IMPAC CMB Trust, 2007-A A	0.437%	5/25/37	98,680	95,390	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	0.907%	1/25/35	284,286	224,662	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	841,888	840,225
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	1,593,951	1,599,026
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	579,281	579,002
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	588,374	587,421
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.640%	9/25/36	899,385	612,430	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C16 A1	1.223%	12/15/46	527,575	527,881
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.434%	5/15/28	1,697,000	1,694,866	(a)(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	48,320	48,127	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.442%	11/25/33	143,475	145,008	(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.937%	2/22/32	3,330,000	3,325,671	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2, IO	0.407%	12/25/36	170,217	44,498	(b)
MASTR, Asset Securitization Trust, 2003-4 6A2	4.375%	5/25/33	47,915	48,039
MASTR ARM Trust, 2003-6 1A2	2.450%	12/25/33	128,908	128,640	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	40,943	43,006	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	2.133%	3/25/33	461,546	425,189	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	2.447%	9/25/33	55,359	54,996	(b)
Merrill Lynch Mortgage Investors Trust, 2003-H A3	1.931%	1/25/29	3,509	3,479	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.393%	2/25/34	80,636	81,245	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	850,000	859,490
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	985,073	989,433
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	2,129,207	2,133,503
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	930,000	941,446
Mortgage IT Trust, 2005-2 1A1	0.447%	5/25/35	128,628	123,499	(b)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Mortgage IT Trust, 2005-3 A1	0.487%	8/25/35	$256,448	$242,510	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.625%	1/8/20	887,308	891,925	(b)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	469,231	472,564	(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.356%	5/26/46	2,830,000	1,694,035	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.749%	10/25/32	248,884	270,165	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.737%	5/25/37	4,113,638	2,799,491	(b)
Residential Asset Mortgage Products Inc., 2004-SL1	7.000%	11/25/31	3,876	3,886
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	22,874	25,852
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	19,917	19,093
Sequoia Mortgage Trust, 2003-2 A2	1.083%	6/20/33	108,688	106,121	(b)
Sequoia Mortgage Trust, 2004-6 A1	1.908%	7/20/34	57,341	56,423	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.387%	2/25/24	1,460,000	1,462,887	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.837%	4/25/24	1,400,000	1,368,396	(b)
Structured ARM Loan Trust, 2004-07 A1	0.592%	6/25/34	255,377	235,628	(b)
Structured ARM Loan Trust, 2004-09XS A	0.557%	7/25/34	186,686	180,767	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.441%	3/25/35	504,203	454,817	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.444%	6/25/35	192,440	180,413	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.417%	2/25/36	387,353	310,203	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	593,147	581,270
Structured Asset Securities Corp., 2002-08A 7A1	1.839%	5/25/32	38,259	37,346	(b)
Structured Asset Securities Corp., 2002-11A B2II	2.662%	6/25/32	126,368	104,148	(b)
Structured Asset Securities Corp., 2002-16A B2II, IO	2.466%	8/25/32	229,912	72,726	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.510%	3/25/34	709,611	698,231	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.987%	9/25/33	334,019	330,888	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.365%	6/25/35	704,292	632,661	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.681%	8/20/35	53,308	46,586	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.384%	8/25/33	196,358	202,405	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.607%	6/25/44	210,253	196,229	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR19	0.597%	12/25/45	236,348	219,960	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	0.787%	12/25/35	2,907,321	2,238,637	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.507%	7/25/45	330,298	318,123	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.507%	8/25/45	310,982	293,935	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR4 A5	2.458%	4/25/35	185,030	182,225	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR8 2A1A	0.477%	7/25/45	332,375	313,110	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-OA6 1A	0.968%	7/25/47	$2,714,267	$2,331,373	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.559%	6/25/33	211,889	215,625	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	830,321	829,235
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.615%	12/25/34	382,652	378,057	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.643%	7/25/34	253,663	200,295	(b)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	2,758,374	2,789,069	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	1,398,721	1,422,024	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	970,000	979,315
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	2,710,999	2,723,361
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	833,447	830,538
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	988,288
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	1,136,675	1,134,108
Total Collateralized Mortgage Obligations (Cost — $137,115,827)				136,638,556
Mortgage-Backed Securities — 4.1%
FHLMC — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	9.000%	5/1/20-1/1/21	5,980	6,052
Federal Home Loan Mortgage Corp. (FHLMC)	8.500%	6/1/21	71	72
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	2/1/31	84,882	90,643
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/32	278,120	328,889
Federal Home Loan Mortgage Corp. (FHLMC)	1.986%	6/1/43	2,734,895	2,766,073	(b)
Total FHLMC				3,191,729
FNMA — 2.9%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	71,735	75,085
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	7,586	7,684
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	9,846,613	10,096,804
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	8,020	9,217
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	667,543	744,499
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	56	63
Federal National Mortgage Association (FNMA)	2.465%	8/1/32	7,872	7,923	(b)
Federal National Mortgage Association (FNMA)	2.340%	12/1/32	176,675	187,465	(b)
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	191,141	200,463	(b)
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	441,372	463,657	(b)
Federal National Mortgage Association (FNMA)	1.925%	5/1/34	577,338	607,224	(b)
Federal National Mortgage Association (FNMA)	2.159%	12/1/34	27,237	29,202	(b)
Federal National Mortgage Association (FNMA)	2.203%	12/1/34	17,814	19,082	(b)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	1.915%	1/1/35	$73,823	$76,886	(b)
Federal National Mortgage Association (FNMA)	1.960%	3/1/35	163,787	172,345	(b)
Federal National Mortgage Association (FNMA)	2.055%	5/1/35	398,930	423,468	(b)
Federal National Mortgage Association (FNMA)	6.277%	9/1/37	2,390,046	2,512,584	(b)
Federal National Mortgage Association (FNMA)	2.334%	12/1/39	3,964,524	4,231,763	(b)
Total FNMA				19,865,414
GNMA — 0.7%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	169	169
Government National Mortgage Association (GNMA)	6.000%	11/15/28	18,150	20,589
Government National Mortgage Association (GNMA)	6.500%	8/15/34	975,044	1,138,055
Government National Mortgage Association (GNMA)	7.000%	3/15/36	167,745	203,161
Government National Mortgage Association (GNMA) II	1.700%	1/20/60	1,674,300	1,719,765	(b)
Government National Mortgage Association (GNMA) II	1.361%	7/20/60	155,270	159,152	(b)
Government National Mortgage Association (GNMA) II	1.523%	7/20/60	334,318	341,545	(b)
Government National Mortgage Association (GNMA) II	2.265%	8/20/60	1,254,596	1,343,366	(b)
Total GNMA				4,925,802
Total Mortgage-Backed Securities (Cost — $27,748,042)				27,982,945
Municipal Bonds — 0.3%
Rhode Island — 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable — Libor Floating Rate Notes, FFELP Loan Backed (Cost — $2,130,290)	0.884%	10/2/28	2,130,290	2,129,310	(a)(b)
Sovereign Bonds — 1.2%
Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,787,600	(a)
Mexico — 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,697,600
South Korea — 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,620,195	(a)
Total Sovereign Bonds (Cost — $8,074,979)				8,105,395
Total Investments — 99.6% (Cost — $681,988,990#)				680,598,415
Other Assets in Excess of Liabilities — 0.4%				2,864,825
Total Net Assets — 100.0%				$683,463,240

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Short-Term Bond Fund

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2015.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
PAC	— Planned Amortization Class

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $681,988,990)	$680,598,415
Cash	891,738
Interest receivable	2,358,334
Receivable for Fund shares sold	467,173
Deposits with brokers for open futures contracts	281,010
Principal paydown receivable	74,952
Prepaid expenses	55,322
Total Assets	684,726,944

Liabilities:
Payable for Fund shares repurchased	733,969
Investment management fee payable	224,000
Distributions payable	115,833
Service and/or distribution fees payable	47,372
Payable to broker — variation margin on open futures contracts	9,953
Trustees’ fees payable	2,649
Accrued expenses	129,928
Total Liabilities	1,263,704
Total Net Assets	$683,463,240

Net Assets:
Par value (Note 7)	$1,758
Paid-in capital in excess of par value	730,296,160
Overdistributed net investment income	(605,692)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(45,000,699)
Net unrealized depreciation on investments and futures contracts	(1,228,287)
Total Net Assets	$683,463,240

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2015

Shares Outstanding:
Class A	10,165,058
Class C	3,198,379
Class C1	17,881,762
Class R	2,591
Class I	34,466,508
Class IS	110,087,337

Net Asset Value:
Class A (and redemption price)	$3.89
Class C*	$3.89
Class C1 (and redemption price)	$3.89
Class R (and redemption price)	$3.88
Class I (and redemption price)	$3.89
Class IS (and redemption price)	$3.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$5,877,294

Expenses:
Investment management fee (Note 2)	1,329,520
Service and/or distribution fees (Notes 2 and 5)	289,558
Transfer agent fees (Note 5)	84,313
Registration fees	45,617
Fund accounting fees	31,155
Legal fees	28,215
Audit and tax fees	24,210
Shareholder reports	17,130
Trustees’ fees	4,911
Insurance	3,137
Custody fees	1,245
Miscellaneous expenses	3,575
Total Expenses	1,862,586
Net Investment Income	4,014,708

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(338,713)
Futures contracts	322,028
Written options	149,531
Swap contracts	(456)
Net Realized Gain	132,390
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	460,064
Futures contracts	152,325
Swap contracts	397
Change in Net Unrealized Appreciation (Depreciation)	612,786
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	745,176
Increase in Net Assets from Operations	$4,759,884

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$4,014,708	$6,518,165
Net realized gain	132,390	120,968
Change in net unrealized appreciation (depreciation)	612,786	(831,840)
Increase in Net Assets from Operations	4,759,884	5,807,293

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,547,436)	(8,402,746)
Decrease in Net Assets from Distributions to Shareholders	(4,547,436)	(8,402,746)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	85,156,013	240,725,006
Reinvestment of distributions	3,867,581	7,309,395
Cost of shares repurchased	(73,003,240)	(149,632,587)
Increase in Net Assets from Fund Share Transactions	16,020,354	98,401,814
Increase in Net Assets	16,232,802	95,806,361

Net Assets:
Beginning of period	667,230,438	571,424,077
End of period*	$683,463,240	$667,230,438
*Includesoverdistributed net investment income of:	$(605,692)	$(72,964)

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]		2014	2013	2012	2011	2010

Net asset value, beginning of period	$3.89		$3.90	$3.93	$3.84	$3.87	$3.69

Income (loss) from operations:
Net investment income	0.02		0.03	0.03	0.05	0.06	0.09
Net realized and unrealized gain (loss)	0.00	[3]	0.01	(0.02)	0.10	(0.02)	0.19
Total income from operations	0.02		0.04	0.01	0.15	0.04	0.28

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.04)	(0.06)	(0.07)	(0.10)
Total distributions	(0.02)		(0.05)	(0.04)	(0.06)	(0.07)	(0.10)

Net asset value, end of period	$3.89		$3.89	$3.90	$3.93	$3.84	$3.87
Total return[4]	0.57%		0.94%	0.32%	3.87%	1.12%	7.75%

Net assets, end of period (millions)	$40		$45	$55	$61	$62	$62

Ratios to average net assets:
Gross expenses	0.78%[5]		0.79%	0.80%	0.84%	0.87%	0.88%
Net expenses	0.78	[5]	0.79 [6]	0.79 [6]	0.79 [6]	0.87	0.88
Net investment income	0.98	[5]	0.89	0.85	1.22	1.51	2.33

Portfolio turnover rate	17%		41%	35%	73%[7]	89%[7]	80%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105% and 87%, for the years ended December 31, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]		2014	2013	2012[3]

Net asset value, beginning of period	$3.89		$3.90	$3.93	$3.91

Income (loss) from operations:
Net investment income	0.00	[4]	0.00 [4]	0.00 [4]	0.01
Net realized and unrealized gain (loss)	0.01		0.01	(0.02)	0.03
Total income (loss) from operations	0.01		0.01	(0.02)	0.04

Less distributions from:
Net investment income	(0.01)		(0.02)	(0.01)	(0.02)
Total distributions	(0.01)		(0.02)	(0.01)	(0.02)

Net asset value, end of period	$3.89		$3.89	$3.90	$3.93
Total return[5]	0.19%		0.13%	(0.44)%	0.91%

Net assets, end of period (millions)	$12		$9	$8	$3

Ratios to average net assets:
Gross expenses	1.54%[6]		1.61%	1.65%	1.48%[6]
Net expenses[7]	1.54	[6]	1.59 [8]	1.56 [8]	1.32 [6,8]
Net investment income	0.24	[6]	0.08	0.06	0.58 [6]

Portfolio turnover rate	17%		41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2015 (unaudited).
[3]	For the period August 1, 2012 (inception date) to December 31, 2012.
[4]	Amount represents less than $0.01 per share.
[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$3.89	$3.90	$3.93	$3.84	$3.88	$3.70

Income (loss) from operations:
Net investment income	0.01	0.02	0.02	0.04	0.05	0.08
Net realized and unrealized gain (loss)	0.01	0.01	(0.02)	0.10	(0.03)	0.19
Total income from operations	0.02	0.03	0.00 [4]	0.14	0.02	0.27

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.03)	(0.05)	(0.06)	(0.09)
Total distributions	(0.02)	(0.04)	(0.03)	(0.05)	(0.06)	(0.09)

Net asset value, end of period	$3.89	$3.89	$3.90	$3.93	$3.84	$3.88
Total return[5]	0.43%	0.68%	0.07%	3.62%	0.62%	7.44%

Net assets, end of period (millions)	$69	$80	$100	$149	$163	$172

Ratios to average net assets:
Gross expenses	1.06%[6]	1.05%	1.05%	1.08%	1.12%	1.08%
Net expenses	1.06 [6]	1.05 [7]	1.04 [7]	1.04 [7]	1.12	1.08 [8]
Net investment income	0.70 [6]	0.63	0.61	0.97	1.26	2.14

Portfolio turnover rate	17%	41%	35%	73%[9]	89%[9]	80%[9]

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.10% for Class C1 shares until April 30, 2010.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105% and 87%, for the years ended December 31, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$3.88	$3.91

Income (loss) from operations:
Net investment income	0.01	0.02
Net realized and unrealized gain (loss)	0.01	(0.02)
Total income from operations	0.02	0.00 [4]

Less distributions from:
Net investment income	(0.02)	(0.03)
Total distributions	(0.02)	(0.03)

Net asset value, end of period	$3.88	$3.88
Total return[5]	0.45%	0.06%

Net assets, end of period (000s)	$10	$10

Ratios to average net assets:
Gross expenses[6]	1.03%	1.19%
Net expenses[6,7]	1.03	1.09 [8]
Net investment income[6]	0.75	0.60

Portfolio turnover rate	17%	41%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period January 31, 2014 (inception date) to December 31, 2014.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended December 31, 2014.

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$3.89	$3.90	$3.93	$3.84	$3.87	$3.70

Income (loss) from operations:
Net investment income	0.02	0.05	0.04	0.06	0.07	0.10
Net realized and unrealized gain (loss)	0.01	0.00 [3]	(0.02)	0.10	(0.01)	0.18
Total income from operations	0.03	0.05	0.02	0.16	0.06	0.28

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.05)	(0.07)	(0.09)	(0.11)
Total distributions	(0.03)	(0.06)	(0.05)	(0.07)	(0.09)	(0.11)

Net asset value, end of period	$3.89	$3.89	$3.90	$3.93	$3.84	$3.87
Total return[4]	0.72%	1.24%	0.63%	4.31%	1.49%	7.77%

Net assets, end of period (millions)	$134	$137	$64	$36	$299	$269

Ratios to average net assets:
Gross expenses	0.48%[5]	0.49%	0.51%	0.50%	0.51%	0.50%
Net expenses[6]	0.48 [5]	0.49 [7]	0.49 [7]	0.48 [7]	0.51	0.50
Net investment income	1.29 [5]	1.19	1.14	1.53	1.86	2.73

Portfolio turnover rate	17%	41%	35%	73%[8]	89%[8]	80%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective October 8, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to October 8, 2012, the expense limitation was 0.75%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105% and 87%, for the years ended December 31, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2015[2]		2014	2013	2012[3]

Net asset value, beginning of period	$3.89		$3.90	$3.93	$3.93

Income (loss) from operations:
Net investment income	0.03		0.05	0.05	0.01
Net realized and unrealized gain (loss)	0.00	[4]	0.00 [4]	(0.02)	0.01
Total income from operations	0.03		0.05	0.03	0.02

Less distributions from:
Net investment income	(0.03)		(0.06)	(0.06)	(0.02)
Total distributions	(0.03)		(0.06)	(0.06)	(0.02)

Net asset value, end of period	$3.89		$3.89	$3.90	$3.93
Total return[5]	0.74%		1.28%	0.66%	0.52%

Net assets, end of period (millions)	$428		$396	$344	$305

Ratios to average net assets:
Gross expenses	0.45%[6]		0.45%	0.47%	0.50%[6]
Net expenses[7]	0.45	[6]	0.45 [8]	0.45 [8]	0.29 [6,8]
Net investment income	1.32	[6]	1.23	1.19	1.60 [6]

Portfolio turnover rate	17%		41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period October 5, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$176,818,390	$0	*	$176,818,390
Other corporate bonds & notes	—	199,320,622	—		199,320,622
Asset-backed securities	—	127,678,089	1,925,108		129,603,197
Collateralized mortgage obligations	—	135,196,330	1,442,226		136,638,556
Mortgage-backed securities	—	27,982,945	—		27,982,945
Municipal bonds	—	2,129,310	—		2,129,310
Sovereign bonds	—	8,105,395	—		8,105,395
Total investments	—	$677,231,081	$3,367,334		$680,598,415
Other financial instruments:
Futures contracts	$162,590	—	—		$162,590
Total	$162,590	$677,231,081	$3,367,334		$680,761,005

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$302	—	—		$302

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

36	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2015, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of

38	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

40	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee equal to 0.30% of the assets managed by Western Asset Limited.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class R, Class I and Class IS shares did not exceed 1.60%, 1.10%, 0.55% and 0.45%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment. Class C1 shares (formerly Class C shares) acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the

42	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $1,750 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$758	$1,053

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2015, the Fund had accrued $517 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$136,860,002	$6,416
Sales	78,470,441	32,644,144

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,024,951
Gross unrealized depreciation	(9,415,526)
Net unrealized depreciation	$(1,390,575)

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	272	12/15	$67,558,884	$67,636,200	$77,316
U.S. Treasury 2-Year Notes	209	9/15	45,672,664	45,757,938	85,274
U.S. Treasury 5-Year Notes	4	9/15	477,333	477,031	(302)
Net unrealized appreciation on open futures contracts					$162,288

During the six months ended June 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2014	—	—
Options written	1,053	$284,015
Options closed	(1,053)	(284,015)
Options exercised	—	—
Options expired	—	—
Written options, outstanding as of June 30, 2015	—	—

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$162,590

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$302

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

44	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Written options	$149,531	—	$149,531
Futures contracts	322,028	—	322,028
Swap contracts	—	$(456)	(456)
Total	$471,559	$(456)	$471,103

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$152,325	—	$152,325
Swap contracts	—	$397	397
Total	$152,325	$397	$152,722

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$56,804
Futures contracts (to buy)	137,667,891
Futures contracts (to sell)†	3,235,992

Average Notional Balance
Credit default swap contracts (to buy protection)†	$17,143

†	At June 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$9,953	$(9,953)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$51,112	$17,103
Class C	53,353	5,009
Class C1	185,068	42,325
Class R	25	5
Class I	—	19,295
Class IS	—	576
Total	$289,558	$84,313

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class A	$233,757	$619,462
Class C	20,874	41,239
Class C1	320,141	823,309
Class R	46	83	[1]
Class I	940,612	1,245,102
Class IS	3,032,006	5,673,551
Total	$4,547,436	$8,402,746

[1]	For the period January 31, 2014 (inception date) to December 31, 2014.

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,478,102	$5,754,874	2,927,961	$11,457,112
Shares issued on reinvestment	57,604	224,555	150,781	589,661
Shares repurchased	(3,112,781)	(12,119,564)	(5,602,122)	(21,903,377)
Net decrease	(1,577,075)	$(6,140,135)	(2,523,380)	$(9,856,604)

Class C
Shares sold	1,512,990	$5,898,478	2,621,841	$10,255,220
Shares issued on reinvestment	4,443	17,315	9,139	35,713
Shares repurchased	(675,390)	(2,630,990)	(2,365,420)	(9,251,854)
Net increase	842,043	$3,284,803	265,560	$1,039,079

46	Western Asset Short-Term Bond Fund 2015 Semi-Annual Report

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares		Amount
Class C1
Shares sold	78,529	$306,335	427,532		$1,673,100
Shares issued on reinvestment	79,696	310,679	204,028		798,249
Shares repurchased	(2,813,770)	(10,966,278)	(5,695,621)		(22,295,761)
Net decrease	(2,655,545)	$(10,349,264)	(5,064,061)		$(19,824,412)

Class R
Shares sold	—	—	2,558	[1]	$10,000	[1]
Shares issued on reinvestment	12	$46	21	[1]	83	[1]
Net increase	12	$46	2,579	[1]	$10,083	[1]

Class I
Shares sold	5,630,016	$21,918,596	29,147,295		$113,857,807
Shares issued on reinvestment	88,120	343,374	73,319		286,554
Shares repurchased	(6,459,486)	(25,150,759)	(10,418,555)		(40,759,842)
Net increase (decrease)	(741,350)	$(2,888,789)	18,802,059		$73,384,519

Class IS
Shares sold	13,157,491	$51,277,730	26,449,462		$103,471,767
Shares issued on reinvestment	762,596	2,971,612	1,432,100		5,599,135
Shares repurchased	(5,682,769)	(22,135,649)	(14,169,084)		(55,421,753)
Net increase	8,237,318	$32,113,693	13,712,478		$53,649,149

[1]	For the period January 31, 2014 (inception date) to December 31, 2014.

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2015	$(4,917,261)
12/31/2016	(3,918,515)
12/31/2017	(7,435,333)
12/31/2018	(2,540,310)
$(18,811,419)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $23,964,701, which have no expiration date, must be used first to offset any such gains.

Western Asset Short-Term Bond Fund 2015 Semi-Annual Report	47

Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-887-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/15 SR15-2556

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015